Financial assets at fair value through other comprehensive income and Financial Investments	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 00.

	The Group		The Bank
	2018	2017	2018	2017
	£m	£m	£m	£m
Available for sale debt securities and other eligible bills		52,020		49,197
Available for sale equity securities		1,834		277
Held to maturity debt securities		5,109		5,109
Financial investments	-	58,963	-	54,583